GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
Schedule of goodwill

As of January 1, 2021	$57,964
Acquired through business combinations	171,946
As of December 31, 2021	229,910
Acquired through business combinations and initial consolidation VIEs	12,729
Impairment of goodwill	(148,531)
As of December 31, 2022	$94,108

Schedule of intangible assets, net accumulated amortization

	Useful life (# of years)	December 31, 2022	December 31, 2021
Licenses/permits	15	$887,732	$935,265
Right-to-use licenses	15	17,717	12,592
Host community agreements	15	29,494	29,912
Trade name / brand	5	3,784	1,146
Total		$938,727	$978,915

Schedule of anticipated amortization expense

	Useful life (# of years)	December 31, 2022	December 31, 2021
Licenses/permits	15	$887,732	$935,265
Right-to-use licenses	15	17,717	12,592
Host community agreements	15	29,494	29,912
Trade name / brand	5	3,784	1,146
Total		$938,727	$978,915

Amortization Expense
2023	$72,437
2024	72,149
2025	71,959
2026	71,959
2027	71,959
2028 and beyond	575,264
Total	$935,727